Commitments and Contingencies (Details) - Schedule of operating leases	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of operating leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities
Weighted average remaining lease term (years)	5 years 1 month 6 days
Weighted average discount rate	8.00%